Investment Strategy - MarketDesk International Momentum ETF	Aug. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that is sub-advised by MarketDesk Indices LLC (the “Sub-Adviser”). The Sub-Adviser manages the Fund using a proprietary methodology developed by the Sub-Adviser.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of equity securities, including American depositary receipts (“ADRs”), with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent price return performance compared to other securities.
The Sub-Adviser first screens equity securities for inclusion in the “Investment Universe.” The Investment Universe is exclusively comprised of international equity securities with a market capitalization of greater than $1 billion. The Fund intends to invest in international equities across both developed market countries and emerging market countries. After the initial screening, the Sub-Adviser next excludes the following types of securities from the Investment Universe: (i) companies whose average daily traded volume is less than $15 million measured in USD over the last three months and (ii) companies whose free float is less than 40% of market capitalization. Following this step in the screening process, the resulting Investment Universe is composed primarily of highly liquid, large- and mid-cap international equity securities.
The Sub-Adviser then employs quality screens to the Investment Universe that are based on financial statement metrics, such as high returns on assets or low debt-to-equity, to isolate companies that are believed to have a high degree of financial health. Companies with low quality characteristics based on financial statement metrics, such as low returns on assets or high debt-to-equity, are excluded from the Investment Universe.
The Sub-Adviser next employs a quantitative screen that uses daily share price data from the past six months to identify companies exhibiting persistent upward share price momentum. Persistent upward share price momentum is defined as companies that have demonstrated a sustained pattern of rising share prices over time, indicating positive market sentiment and increasing demand from investors. The Sub-Adviser then ranks the remaining companies within the Investment Universe based on the consistency and quality of a company’s price momentum.
After employing the aforementioned screens, the result is a portfolio of approximately 50 to 100 international equity securities for inclusion in the Fund. The Sub-Adviser will repeat the multi-step process and modify the Fund’s portfolio based on the results of such screens on a monthly basis. The Fund’s strategy is expected to result in high portfolio turnover.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities, including depository receipts, demonstrating positive momentum. The Fund defines positive momentum as having positive price returns for the previous one-, three-, six-, or twelve-month period or returns greater than the Investment Universe for the previous one-, three-, six-, or twelve-month period. The Fund will generally invest, under normal market conditions, in securities, including depositary receipts, of companies tied economically to a number of countries throughout the world, including both developed and emerging markets (i.e., those that are generally in the early stages of their industrial cycles).
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities, including depository receipts, demonstrating positive momentum.